INCOME TAXES (Income before income taxes attributable) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pre-tax (loss) income	$ (17,081)	$ 2,792	$ (10,216)	$ 17,535	$ 11,429	$ 12,827	$ 10,321
Tax provision	12,615	310	13,863	2,227	1,444	3,319	4,500
Effective tax rate	(74.00%)	11.00%	(136.00%)	13.00%	35.00%	35.00%	34.00%
Domestic Tax Authority [Member]
Pre-tax (loss) income	(9,110)	4,851	(10,998)	13,680	4,554	4,747	0
Foreign Tax Authority [Member]
Pre-tax (loss) income	$ (7,971)	$ (2,059)	$ 782	$ 3,855	$ 6,875	$ 8,080	$ 10,321